Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

WESCO Distribution, Inc.
Retirement Savings Plan
Schedule H (Form 5500), line 4(i) - Schedule of Assets (Held at End of Year)
As of December 31, 2025
EIN 25-1723345, Plan Number 001

(a)	(b)	(c)	(d)	(e)
		Description of Investment
	Identity of Issue,	Including Maturity Date,
	Borrower, Lessor or	Rate of Interest, Collateral,		Current
	Similar Party	Par, or Maturity Value	Cost (1)	Value
	GABELLI	Gabelli U.S. Treasury Money Market Fund Class AAA		$33,848,462

	BARON FUNDS	Baron Small Cap Fund Class R-6		15,841,050
	COHEN & STEERS	Cohen & Steers Global Realty Shares, Inc. Class Z		3,291,053
*	FIDELITY	Fidelity Inflation-Protected Bond Index Fund		5,513,192
*	FIDELITY	Fidelity U.S. Bond Index Fund		29,957,259
	HARTFORD FUNDS	Hartford International Opportunities Fund Class R6		71,010,098
	MFS FAMILY OF FUNDS	MFS Value Fund (Class R6)		46,900,764
	NATIXIS FUNDS	Loomis Sayles Investment Grade Bond Fund Class N		44,370,439
	PIMCO	PIMCO High Yield Fund Institutional Class		5,604,379
	UNDISCOVERED MANAGERS	Undiscovered Managers Behavioral Value Fund Class R6		12,836,513
	VANGUARD	Total International Bond Index Fund Admiral		3,658,157
	Registered Investment Companies Total			238,982,904

*	WESCO INTERNATIONAL, INC.	Wesco Stock Fund		14,278,347

*	FIDELITY	Cash and Cash Equivalents		8,572,556
	Various	Common Stock		19,771,923
*	Various	Mutual Funds		22,835,091
	Self-Directed Accounts Total			51,179,570

	LOOMIS SAYLES	Loomis Sayles Large Cap Growth Trust Class C		287,571,617
	CAPITALGROUP	Great Gray Capital Group 2010 Target Date Trust Class MS		6,775,539
	CAPITALGROUP	Great Gray Capital Group 2015 Target Date Trust Class MS		6,911,204
	CAPITALGROUP	Great Gray Capital Group 2020 Target Date Trust Class MS		36,478,385
	CAPITALGROUP	Great Gray Capital Group 2025 Target Date Trust Class MS		94,805,984
	CAPITALGROUP	Great Gray Capital Group 2030 Target Date Trust Class MS		218,752,302
	CAPITALGROUP	Great Gray Capital Group 2035 Target Date Trust Class MS		183,530,535
	CAPITALGROUP	Great Gray Capital Group 2040 Target Date Trust Class MS		185,439,648
	CAPITALGROUP	Great Gray Capital Group 2045 Target Date Trust Class MS		131,164,596
	CAPITALGROUP	Great Gray Capital Group 2050 Target Date Trust Class MS		97,104,808
	CAPITALGROUP	Great Gray Capital Group 2055 Target Date Trust Class MS		77,549,894
	CAPITALGROUP	Great Gray Capital Group 2060 Target Date Trust Class MS		38,807,129
	CAPITALGROUP	Great Gray Capital Group 2065 Target Date Trust Class MS		16,495,187
	CAPITALGROUP	Great Gray Capital Group 2070 Target Date Trust Class MS		139,396
*	SPARTAN	Spartan 500 Index Pool Class C		213,195,324
*	SPARTAN	Spartan Mid Cap Index Pool Class C		118,462,133
*	SPARTAN	Spartan Small Cap Index Pool Class C		21,117,593
*	SPARTAN	Spartan Total International Index Pool Class C		31,743,664
	Collective Investment Trust Fund Total			1,766,044,938

	Stable Value Fund (Lincoln)	Fully Benefit-Responsive Investment Contract		85,404,701

*	Participant Loans	3.25% - 10.50% with maturity dates through 2031		24,540,339

**	Total Investments			$2,214,279,261

(1)	Cost for participant directed investments is not required and therefore omitted.
*	Denotes a party-in-interest to the Plan.
**	All investments are stated at fair value as of December 31, 2025 with the exception of the Stable Value Fund (Lincoln), which is stated at contract value.